(Loss)/Earnings Per Common Share	12 Months Ended
Dec. 31, 2022
(Loss)/Earnings Per Common Share [Abstract]
(Loss)/Earnings Per Common Share
10.	(Loss)/Earnings Per Common Share:

All shares issued are included in the Company’s common stock and have equal rights to vote and participate in dividends and in undistributed earnings.

The components of the calculation of basic and diluted (loss) / earnings per share for the years ended December 2020, 2021 and 2022 are as follows:

	Year Ended December 31,
	2020	2021	2022
(Loss) / Net Income	(22,818)	8,616	18,948
Less: Deemed dividend for beneficial conversion feature of Series E Shares	(1,067)	(900)	-
Less: Deemed dividend equivalents on preferred shares related to redemption value	(3,099)	(437)	(14,400)
Less: Dividends of preferred shares	(1,796)	(1,883)	(12,390)
Less: Deemed dividend on warrant inducement	-	-	(1,345)
(Loss) / gain attributable to common shareholders	(28,780)	5,396	(9,187)

(Loss) /Earnings per share:
Weighted average common shares outstanding, basic and dilutive	1,175,874	1,991,599	3,033,785
(Loss) / earnings per share, basic and diluted	(24.48)	2.71	(3.03)

For the years ended December 31, 2020, 2021 and 2022, 38,514, 635,818 and 974,783 dilutive shares on an as-if converted basis relating to Series E Shares were not included in the computation of diluted earnings per share because to do so would have been antidilutive for the period presented.